Current and Long-Term Debt - Credit suisse credit facility (Details) - USD ($)	1 Months Ended
	Jul. 31, 2017	Oct. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Debt outstanding			$ 2,767,193,000	$ 1,882,681,000
Credit Suisse Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 58,400,000.0
Borrowings instrument term		15 years
Borrowings first installment period		3 months
Frequency of borrowings periodic payment		3 months
Balloon payment term		5 years
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 677,300,000.0
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Minimum ratio for fair value of vessels		135.00%
Unscheduled repayment of borrowings	$ 3,900,000
Debt outstanding			$ 53,500,000.0
EBITDA To Interest Expense Ratio - Period One [Member] | Credit Suisse Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum		1.50
EBITDA To Interest Expense Ratio - Period Two [Member] | Credit Suisse Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum		2.50
Consolidated Liquidity Requirement - Scenario One [Member] | Credit Suisse Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | Credit Suisse Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		$ 500,000
London Interbank Offered Rate (LIBOR) [Member] | Credit Suisse Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.40%